Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 22,744,687	$ 313,418	$ 185,160	$ 4,299,095	$ 709,246	$ 25,000	$ 60,403	$ 28,337,009	$ 11,105,764	$ 11,638,923
Algeria, Groupement Berkine
Total	214,710				3,581			218,291	152,830	61,880
Algeria, Organisation Orhoud
Total					692			692
Algeria, Timimoun
Total	28,841		800					29,641		28,841
Algeria, Tin Fouye Tabankort II
Total	230,041		788		9,503			240,332		230,041
Algeria, Tin Fouye Tabankort Sud
Total			508		14,909			15,417
Algeria Project
Total	473,592		2,096		28,685			504,373	152,830	320,762
Angola, Block 0
Total	239,885		683		16,950			257,518	156,274	83,611
Angola, Block 16
Total	60		262					322	60
Angola, Block 17
Total	311,436		5,700	1,535,189	2,000		769	1,855,094	311,436
Angola, Block 17/06
Total	49		101					150	49
Angola, Block 20
Total	17,910		227					18,137	17,910
Angola, Block 21
Total			209					209
Angola, Block 32
Total	138,028		2,018	67,518			553	208,117	138,028
Angola, Block 48
Total			210					210
Angola Project
Total	707,368		9,410	1,602,707	18,950		1,322	2,339,757	623,757	83,611
Argentina, Cuenca Argentina Norte - Block 111
Total			92					92
Argentina, Cuenca Argentina Norte - Block 113
Total			96					96
Argentina, Malvinas Ocidental - Block 123
Total			42					42
Argentina, Neuquen
Total	46,571		532					47,103		46,571
Argentina, Santa Cruz
Total			483					483
Argentina, Tierra del Fuego
Total	34,140		6,230					40,370		34,140
Argentina, (other)
Total	34,349							34,349	34,349
Argentina Project
Total	115,060		7,475					122,535	34,349	80,711
Australia, GLNG
Total	34,036		2,136					36,172		34,036
Australia, Ichthys LNG
Total	11,175							11,175		11,175
Australia Project
Total	45,211		2,136					47,347		45,211
Azerbaijan, Absheron
Total				24,083	20,833			44,916
Azerbaijan Project
Total				24,083	20,833			44,916
Bolivia, Aquio
Total	22,195		148	5,088				27,431		22,195
Bolivia, Azero
Total			29				8	37
Bolivia, Ipati
Total	103,053		234				99	103,386		103,053
Bolivia, Itau
Total	7,930		127					8,057		7,930
Bolivia, San Alberto
Total	11,905		33	4,117				16,055		11,905
Bolivia, San Antonio
Total	27,292		65	15,747				43,104		27,292
Bolivia Project
Total	172,375		636	24,952			107	198,070		172,375
Brazil, Agua Marinha
Total					3,770			3,770
Brazil, Atapu
Total			25					25
Brazil, Atapu ToR Surplus
Total	73,623			7,746	59,866			141,235		73,623
Brazil, Barreirinhas
Total			52					52
Brazil, BM-S-54
Total			64					64
Brazil, C-M-541
Total			718					718
Brazil, Espirito Santo
Total			7					7
Brazil, Iara
Total	155,512		288					155,800		155,512
Brazil, Lapa
Total	69,406		1,275					70,681		69,406
Brazil, Libra
Total	189,573			168,557				358,130		189,573
Brazil, Sepia ToR Surplus
Total	125,113			15,952	103,077			244,142		125,113
Brazil, S-M-1711
Total			12					12
Brazil, S-M-1815
Total			12					12
Brazil, Xerelete
Total			53					53
Brazil, Other
Total	211,216		16,354					227,570	211,216
Brazil Project
Total	824,443		18,860	192,255	166,713			1,202,271	211,216	613,227
Brunei, Block B
Total	74,298		5	7,777				82,080	66,446	7,852
Brunei Project
Total	74,298		5	7,777				82,080	66,446	7,852
Bulgaria, Khan Asparuh
Total			217					217
Bulgaria Project
Total			217					217
Canada, Deer Creek
Total			1					1
Canada, Fort Hills
Total		41,005	13,875					54,880
Canada, Northern Lights
Total			138					138
Canada, Surmont
Total		61,811	9,463					71,274
Canada, Other oil sands projects
Total			2					2
Canada Project
Total		102,816	23,479					126,295
China, Sulige
Total	52,928			27,062				79,990	28,177	24,751
China Project
Total	52,928			27,062				79,990	28,177	24,751
Cyprus, Block 2
Total			69					69
Cyprus, Block 3
Total			93					93
Cyprus, Block 6
Total			163					163
Cyprus, Block 7
Total			170					170
Cyprus, Block 8
Total			168					168
Cyprus, Block 9
Total			64					64
Cyprus, Block 11
Total			235					235
Cyprus Project
Total			962					962
Democratic Republic of the Congo, Block 3
Total			500					500
Democratic Republic of the Congo Project
Total			500					500
Denmark, Sole Concession Area
Total	129,205		6,369					135,574	128,474	731
Denmark Project
Total	129,205		6,369					135,574	128,474	731
Gabon, Baudroie-Merou CEPP
Total	40,553		878				4,254	45,685	32,278	8,275
Gabon, Concessions (perimetre Convention d' Etablissement)
Total	2,660		2,404				11,137	16,201	500	2,160
Gabon, Concession Anguille
Total	21,989							21,989		21,989
Gabon, Concession Torpille
Total	19,149							19,149		19,149
Gabon, other
Total						25,000		25,000
Gabon Project
Total	84,351		3,282			$ 25,000	15,391	128,024	32,778	51,573
Indonesia, Sebuku PSC
Total	2,740			2,750				5,490	2,740
Indonesia Project
Total	2,740			2,750				5,490	2,740
Iraq, Halfaya
Total	12,125							12,125	12,125
Iraq Project
Total	12,125							12,125	12,125
Italy, Gorgoglione Unified License
Total	95,218		2,086					97,304	38,640	56,578
Italy Project
Total	95,218		2,086					97,304	38,640	56,578
Kazakhstan, Dunga
Total	18,226		46	20,989				39,261	18,226
Kazakhstan, Kashagan
Total	63,260		130	35,126			2,980	101,496		63,260
Kazakhstan Project
Total	81,486		176	56,115			2,980	140,757	18,226	63,260
Kenya, 10BA
Total			38					38
Kenya, 10BB
Total			223					223
Kenya, 13T
Total			31					31
Kenya Project
Total			292					292
Lebanon, Block 4
Total			103					103
Lebanon, Block 9
Total			121					121
Lebanon Project
Total			224					224
Libya, Areas 15, 16 & 32 (Al Jurf)
Total	141,241			153,162				294,403	126,957	14,284
Libya, Areas 129 & 130
Total	340,301			988,137				1,328,438	309,785	30,516
Libya, Areas 130 & 131
Total	107,346			387,708				495,054	96,942	10,404
Libya, Waha
Total	1,385,136		82				909	1,386,127		1,385,136
Libya Project
Total	1,974,024		82	1,529,007			909	3,504,022	533,684	1,440,340
Mauritania, Block C15
Total			560					560
Mauritania Project
Total			560					560
Mexico, AS-CS-06 (B33)
Total	298		388					686		298
Mexico, Block 15
Total	634		1,221					1,855		634
Mexico, G-CS-02 (B32)
Total	374		274					648		374
Mexico, G-CS-03 (B34)
Total			9,033					9,033
Mexico, Salina 1
Total	271		16,796					17,067		271
Mexico Project
Total	1,577		27,712					29,289		1,577
Mozambique, Area 1 Golfino-Atum
Total			2,120				2,810	4,930
Mozambique Project
Total			2,120				2,810	4,930
Namibia, Block 2912
Total			185					185
Namibia, Block 2913B
Total			27					27
Namibia Project
Total			212					212
Netherlands, Offshore Blocks
Total			698					698
Netherlands, other
Total	288,815							288,815	288,815
Netherlands Project
Total	288,815		698					289,513	288,815
Nigeria, OML58 (joint venture with NNPC, operated)
Total	43,382							43,382	43,382
Nigeria, OML99 (joint venture with NNPC, operated)
Total	106,952							106,952	106,952
Nigeria, OML100 (joint venture with NNPC, operated)
Total	20,519							20,519	20,519
Nigeria, OML102 (joint venture with NNPC, operated)
Total	148,049							148,049	148,049
Nigeria, OML118 (Bonga)
Total	128,985		217	94,107			3,775	227,084	73,650	55,335
Nigeria, OML130 PSA (Akpo & Egina)
Total	509,850		2,006		63,991		8,399	584,246	446,226	63,624
Nigeria, OML138 (Usan)
Total	31,356		1,735	19,115			1,466	53,672	6,077	25,279
Nigeria, Joint ventures with NNPC, operated - other
Total			4,215				10,241	14,456
Nigeria, Joint ventures with NNPC, non operated - other
Total	90,369		1,926				10,273	102,568	90,369
Nigeria, other
Total	251,528							251,528	251,528
Nigeria Project
Total	1,330,990		10,099	113,222	63,991		34,154	1,552,456	1,186,752	144,238
Norway, Asgard area
Total	7,013		754					7,767		7,013
Norway, Ekofisk area
Total	23,875		1,553					25,428		23,875
Norway, Heimdal area
Total	357		562					919		357
Norway, Johan Sverdrup
Total	24		49					73		24
Norway, Oseberg area
Total	11,716		544					12,260		11,716
Norway, PL018C
Total			20					20
Norway, Snohvit area
Total	13,326		109					13,435		13,326
Norway, Troll area
Total	2,030		5					2,035		2,030
Norway, other
Total	4,900,631							4,900,631	4,900,631
Norway Project
Total	4,958,972		3,596					4,962,568	4,900,631	58,341
Oman, Block 6
Total	461,307							461,307		461,307
Oman, Block 10
Total		132,797						132,797
Oman, Block 12
Total			275					275
Oman Project
Total	461,307	132,797	275					594,379		461,307
Papua New Guinea, PRL-15
Total			234					234
Papua New Guinea Project
Total			234					234
Qatar, Al Khalij
Total	102,206							102,206	72,160	30,046
Qatar, Dolphin
Total	78,342			718,729				797,071	78,342
Qatar Project
Total	180,548			718,729				899,277	150,502	30,046
Republic of the Congo, CPP Andromede (MTPS)
Total			260					260
Republic of the Congo, CPP Cassiopee (MTPS)
Total			142					142
Republic of the Congo, CPP Haute Mer - Zone A
Total	18,273		811					19,084	8,152	10,121
Republic of the Congo, CPP Haute Mer - Zone B
Total	12,054		518				762	13,334	9,123	2,931
Republic of the Congo, CPP Haute Mer - Zone D
Total	291,723		16,031				1,968	309,722	69,505	222,218
Republic of the Congo, CPP Persee (MTPS)
Total			51					51
Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)
Total	47,258		1,303					48,561	34,914	12,344
Republic of the Congo, Kombi, Likalala & Libondo
Total			20,000					20,000
Republic of the Congo, Lianzi
Total	510			436				946	510
Republic of the Congo, Marine XX
Total			300					300
Republic of the Congo, Nanga
Total			287					287
Republic of the Congo, Pegase Nord (ex MTPS)
Total			180					180
Republic of the Congo Project
Total	369,818		39,883	$ 436			$ 2,730	412,867	122,204	247,614
So Tom and Principe, Block 1
Total			1,139					1,139
So Tom and Principe Project
Total			1,139					1,139
Senegal, ROP
Total			1,152					1,152
Senegal Project
Total			1,152					1,152
South Africa, Block DOWB
Total			103					103
South Africa, Block South Outeniqua
Total			165					165
South Africa Project
Total			268					268
Surinam, Block 6
Total					20,223			20,223
Surinam, Block 8
Total					20,223			20,223
Surinam, Block 64
Total					4,000			4,000
Surinam Project
Total					44,446			44,446
Thailand, Bongkot
Total	221,430				15,628			237,058	221,430
Thailand, G12/48
Total	3,007							3,007	2,636	371
Thailand Project
Total	224,437				15,628			240,065	224,066	371
Uganda, Block CA-1
Total			740					740
Uganda, Block CA-3A
Total			627					627
Uganda, Block LA-2
Total			342					342
Uganda Project
Total			1,709					1,709
United Arab Emirates, ADNOC Gas Processing
Total	387,271		2,344					389,615		387,271
United Arab Emirates, ADNOC Onshore
Total	4,837,697		5,700					4,843,397		4,837,697
United Arab Emirates, Lower Zakum
Total	445,932		543					446,475		445,932
United Arab Emirates, Umm Lulu & SARB
Total	548,673				350,000			898,673		548,673
United Arab Emirates, Umm Shaif Nasr
Total	1,500,229		2,087					1,502,316		1,500,229
United Arab Emirates Project
Total	7,719,802		10,674		$ 350,000			8,080,476		7,719,802
United Kingdom, Central Graben Area
Total			512					512
United Kingdom, Culzean
Total			18					18
United Kingdom, Eastern North Sea
Total			944					944
United Kingdom, Greater Laggan Area
Total			1,093					1,093
United Kingdom, Markham Area
Total			101					101
United Kingdom, Northern North Sea
Total			2,565					2,565
United Kingdom, other
Total	2,349,352		128					2,349,480	2,349,352
United Kingdom Project
Total	2,349,352		5,361					2,354,713	$ 2,349,352
United States, Barnett Shale
Total	14,645	14,234	75					28,954		14,645
United States, Gulf of Mexico
Total			1,106					1,106
United States, Jack
Total		24,407						24,407
United States, Tahiti
Total		39,164						39,164
United States Project
Total	$ 14,645	$ 77,805	$ 1,181					$ 93,631		$ 14,645